[REEDSMITH LETTERHEAD]

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W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

May 21, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Post Effective Amendment No. 13
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File Nos. 333-137968/811-03365
       (PrimElite IV)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company) and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 13 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act primarily to revise the disclosure for the Lifetime Withdrawal Guarantee rider offered under the contracts and discontinue sales of the Guaranteed Withdrawal Benefit rider.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc:    Michele H. Abate, Esq.
       John M. Richards, Esq.

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